Equity and other equity items (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Share Capital Reserves And Other Equity Interest [Abstract]
Summary of Shareholder's Equity and Short-term and Long-term Debt
The amount of Toyota Motor Corporation shareholder’s equity and short-term and long-term debt are as follows:

	Yen in millions
	Transition date April 1, 2019	March 31,
		2020	2021
Toyota Motor Corporation Shareholders’ equity	19,907,100	20,618,888	23,404,547
Short-term and long-term debt	21,044,128	21,340,973	25,659,635

Disclosure of Classes of Share Capital
The changes in the number of common stocks issued are as follows:

	For the years ended March 31,
	2020	2021
Common stock issued:
Balance at beginning of year	3,262,997,492	3,262,997,492
Issuance during the year	—	—
Purchase and retirement	—	—

Balance at end of year	3,262,997,492	3,262,997,492

Disclosure of Matters Relating to Repurchase	Details of matters relating to repurchase -

Number of common shares repurchased	69,532,900 shares
Total purchase price for repurchase of shares	¥500,139 million

Disclosure of Matters Relating to Reissuance
Details of matters relating to reissuance -

Number of common shares reissued	3,269,500 shares
Amount of reissuance	¥24,181 million

Details of matters relating to reissuance -

Number of common shares reissued	29,730,900 shares
Amount of reissuance	¥199,999 million

Disclosure Of Detailed Information About Other Components Of Equity
Other components of equity are as follows:

	Yen in millions
	Net changes in revaluation of financial assets measured at fair value through other comprehensive income	Remeasurements of defined benefit plans	Exchange differences on translating foreign operations	Total
Balance at April 1, 2019	1,016,035	—	—	1,016,035
Other comprehensive income, net of tax	(58,946)	(54,176)	(395,523)	(508,645)
Reclassification to retained earnings	(4,935)	55,580	—	50,644
Other comprehensive income for the period attributable to non-controlling interests	1,916	(1,404)	27,002	27,514

Balance at March 31, 2020	954,070	—	(368,520)	585,549
Other comprehensive income, net of tax	380,814	221,409	410,253	1,012,476
Reclassification to retained earnings	(31,321)	(219,047)	—	(250,369)
Other comprehensive income for the period attributable to non-controlling interests	(8,211)	(2,362)	(29,357)	(39,930)

Balance at March 31, 2021	1,295,351	—	12,375	1,307,726

Disclosure Of Detailed Information About Other Comprehensive Income And The Corresponding Tax Benefits
The breakdown of other comprehensive income and the corresponding tax benefits (including non-controlling
interests) are as follows:

	Yen in millions
	For the year ended March 31, 2020			For the year ended March 31, 2021
	Before tax	Tax effect	After tax	Before tax	Tax effect	After tax
Items that will not be reclassified to profit (loss)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Amount incurred during the year	(353,261)	109,409	(243,853)	560,225	(172,798)	387,427

Net changes	(353,261)	109,409	(243,853)	560,225	(172,798)	387,427

Remeasurements of defined benefit plans
Amount incurred during the year	(48,426)	5,026	(43,399)	311,360	(95,087)	216,272

Net changes	(48,426)	5,026	(43,399)	311,360	(95,087)	216,272

Shares of other comprehensive income of equity method investees
Amount incurred during the year	62,568	—	62,568	80,472	—	80,472

Net changes	62,568	—	62,568	80,472	—	80,472

Items that may be reclassified subsequently to profit (loss)
Exchange differences on translating foreign operations
Amount incurred during the year	(390,427)	—	(390,427)	403,636	—	403,636
Reclassification to profit (loss)	28,329	—	28,329	—	—	—

Net changes	(362,098)	—	(362,098)	403,636	—	403,636
Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Amount incurred during the year	141,795	(43,367)	98,427	(119,441)	35,938	(83,503)
Reclassification to profit (loss)	20,380	(5,417)	14,963	—	—	—

Net changes	162,174	(48,784)	113,390	(119,441)	35,938	(83,503)

Shares of other comprehensive income of equity method investees
Amount incurred during the year	(35,253)	—	(35,253)	8,172	—	8,172
Reclassification to profit (loss)	—	—	—	—	—	—
Net changes	(35,253)	—	(35,253)	8,172	—	8,172

Total other comprehensive income	(574,296)	65,651	(508,645)	1,244,424	(231,947)	1,012,476

Disclosure Of Detailed Information About Dividends Paid
For the year ended March 31, 2020

Resolution	Type of shares	Total amount of dividends (yen in millions)	Dividend per share (yen)	Record date	Effective date
The Board of Directors Meeting on May 8, 2019	Common shares	339,893	120.00	March 31, 2019	May 24, 2019

The Board of Directors Meeting on November 7, 2019	Common shares	278,908	100.00	September 30, 2019	November 27, 2019
For the year ended March 31, 2021

Resolution	Type of shares	Total amount of dividends (yen in millions)	Dividend per share (yen)	Record date	Effective date
The Board of Directors Meeting on May 12, 2020	Common shares	331,938	120.00	March 31, 2020	May 28, 2020

The Board of Directors Meeting on November 6, 2020	Common shares	293,576	105.00	September 30, 2020	November 27, 2020
Dividends of which record date falls within the year ended March 31, and effective date is after the year ended March 31 are as follows:
For the year ended March 31, 2021

Resolution	Type of shares	Total amount of dividends (yen in millions)	Dividend per share (yen)	Record date	Effective date
The Board of Directors Meeting on May 12, 2021	Common shares	377,453	135.00	March 31, 2021	May 28, 2021